Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 41,061	$ 48,078
Restricted cash	11,165	8,468
Accounts receivable, net	4,484	4,835
Prepaid expenses and other current assets	404	2,177
Total current assets	57,114	63,558
Vessels, net	697,111	667,213
Deferred financing costs, net	2,196	2,466
Other long term assets	399	106
Intangible assets	179,704	176,581
Total non-current assets	879,410	846,366
Total assets	936,524	909,924
Current liabilities
Accounts payable	1,566	2,022
Accrued expenses	3,968	2,986
Deferred voyage revenue	11,144	10,920
Current portion of long-term debt	16,950	36,700
Amount due to related parties	16,960	4,077
Total current liabilities	50,588	56,705
Long term debt	273,500	289,350
Unfavorable lease terms	0	0
Deferred voyage revenue	896	4,230
Total non-current liabilities	274,396	293,580
Total liabilities	324,984	350,285
Commitments and contingencies
Partners' capital
Common Unitholders (60,109,163 and 46,887,320 units issued and outstanding at June 30, 2012 and December 31, 2011, respectively)	609,180	729,550
Subordinated Unitholders (0 and 7,621,843 units issued and outstanding at June 30, 2012 and December 31, 2011, respectively)	0	(177,969)
General Partner (1,226,721 and 1,132,843 units issued and outstanding at June 30, 2012 and December 31, 2011, respectively)	2,360	1,976
Subordinated Series A Unitholders (1,000,000 units issued and outstanding at June 30, 2012 and December 31, 2011, respectively)	0	6,082
Total partners' capital	611,540	559,639
Total liabilities and partners' capital	$ 936,524	$ 909,924